State Street Bank and Trust Company
                                                           2 Avenue de Lafayette
                                                                Boston, MA 02111

                                        June 21, 2000

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

RE:      The Munder Funds, Inc. (the "Company")
         File Nos. 33-54748,811-7346
         CIK 894192, Post-Effective Amendment No. 47

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for Class A, B and II shares on behalf of the Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Growth Opportunities Fund and Munder Framlington Global Financial Services Fund; and the Statement of Additional Information on behalf of the Munder Balanced Fund, Munder Equity Income Fund (formerly Munder Growth & Income Fund), Munder Focus Growth Fund (formerly Munder Equity Selection Fund), Munder Future Technology Fund, Munder Growth Opportunities Fund, Munder Index 500 Fund, Munder International Equity Fund, Munder Micro-Cap Equity Fund, Munder Multi-Season Growth Fund, Munder NetNet Fund, Munder Real Estate Equity Investment Fund, Munder Small-Cap Value Fund, Munder Small Company Growth Fund, Munder Bond Fund, Munder Intermediate Bond Fund, Munder International Bond Fund, Munder U.S. Government Income Fund, Munder Michigan Tax-Free Bond Fund, Munder Tax-Free Bond Fund, Munder Tax-Free Short-Intermediate Bond Fund, Munder Cash Investment Fund, Munder Money Market Fund, Munder Tax-Free Money Market Fund, Munder U.S. Treasury Money Market Fund, Munder Framlington Emerging Markets Fund, Munder Framlington Global Financial Services Fund, Munder Framlington Healthcare Fund and Munder Framlington International Growth Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 47 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on June 16, 2000 (Accession # 0000950131-00-003940).

         Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

                                                           Very truly yours,

                                                           /s/ Francine S. Hayes
                                                           Francine S. Hayes
                                                           Associate Counsel

cc:      J. Robinson
         L. Wilson
         P. Turley
         S. Zoltowski